Rational Dynamic Brands Fund

a series of

Mutual Fund and Variable Insurance Trust

Incorporated herein by reference is the definitive version of the prospectus for Rational Dynamic Brands Fund filed pursuant to Rule 497 (e) under the Securities Act of 1933, on October 23, 2017 (SEC Accession No. 0001580642-17-005624).